Financial risk - Expected maturity of financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Assets
Cash and balances with central banks	$ 71,353	$ 30,129
Collateral paid	4,232	4,778
Trading securities and financial assets measured at FVIS	21,101	40,667
Derivative financial instruments	19,353	23,367
Investment securities	83,417	91,539
Loans (net of provisions)	709,784	693,059
Other financial assets	6,394	5,474
Life insurance assets		3,593
Investments in associates	58	61
Assets held for sale	4,188
All other assets	15,997	19,279
Total assets	935,877	911,946
Liabilities
Collateral received	2,368	2,250
Deposits and other borrowings	626,955	591,131
Other financial liabilities	50,309	40,925
Derivative financial instruments	18,059	23,054
Debt issues	128,779	150,325
Life insurance liabilities		1,396
Liabilities held for sale	837
All other liabilities	7,411	10,842
Total liabilities excluding loan capital	834,718	819,923
Loan capital	29,067	23,949
Total liabilities	863,785	843,872
Net assets/(net liabilities)	72,092	68,074
Up to 1 year
Assets
Cash and balances with central banks	71,353	30,129
Collateral paid	4,232	4,778
Trading securities and financial assets measured at FVIS	14,010	32,591
Derivative financial instruments	9,955	13,583
Investment securities	8,064	6,824
Loans (net of provisions)	84,187	90,856
Other financial assets	6,394	5,474
Life insurance assets		3,450
Assets held for sale	4,188
All other assets	1,367	1,400
Total assets	203,750	189,085
Liabilities
Collateral received	2,368	2,250
Deposits and other borrowings	622,505	584,037
Other financial liabilities	18,610	22,861
Derivative financial instruments	9,990	13,157
Debt issues	43,356	49,070
Life insurance liabilities		1,809
Liabilities held for sale	837
All other liabilities	3,502	5,395
Total liabilities excluding loan capital	701,168	678,579
Loan capital	3,070	1,323
Total liabilities	704,238	679,902
Net assets/(net liabilities)	(500,488)	(490,817)
Over 1 year
Assets
Trading securities and financial assets measured at FVIS	7,091	8,076
Derivative financial instruments	9,398	9,784
Investment securities	75,353	84,715
Loans (net of provisions)	625,597	602,203
Life insurance assets		143
Investments in associates	58	61
All other assets	14,630	17,879
Total assets	732,127	722,861
Liabilities
Deposits and other borrowings	4,450	7,094
Other financial liabilities	31,699	18,064
Derivative financial instruments	8,069	9,897
Debt issues	85,423	101,255
Life insurance liabilities		(413)
All other liabilities	3,909	5,447
Total liabilities excluding loan capital	133,550	141,344
Loan capital	25,997	22,626
Total liabilities	159,547	163,970
Net assets/(net liabilities)	572,580	558,891
Parent Entity
Assets
Cash and balances with central banks	62,754	25,436
Collateral paid	4,055	4,641
Trading securities and financial assets measured at FVIS	18,779	38,030
Derivative financial instruments	19,127	22,794
Investment securities	77,863	85,826
Loans (net of provisions)	618,413	607,824
Other financial assets	5,486	4,745
Due from subsidiaries	175,346	180,979
Investment in subsidiaries	6,287	6,475
Investments in associates	34	57
Assets held for sale	1,015
All other assets	13,530	15,995
Total assets	1,002,689	992,802
Liabilities
Collateral received	2,189	1,862
Deposits and other borrowings	550,187	521,613
Other financial liabilities	47,263	40,156
Derivative financial instruments	17,889	22,779
Debt issues	108,210	127,666
Due to subsidiaries	178,816	186,263
Liabilities held for sale	10
All other liabilities	6,259	8,766
Total liabilities excluding loan capital	910,823	909,105
Loan capital	29,067	23,949
Total liabilities	939,890	933,054
Net assets/(net liabilities)	62,799	59,748
Parent Entity | Up to 1 year
Assets
Cash and balances with central banks	62,754	25,436
Collateral paid	4,055	4,641
Trading securities and financial assets measured at FVIS	11,853	30,550
Derivative financial instruments	9,545	13,349
Investment securities	6,677	5,120
Loans (net of provisions)	63,725	70,453
Other financial assets	5,486	4,745
Due from subsidiaries	10,628	10,420
Assets held for sale	1,015
All other assets	596	796
Total assets	176,334	165,510
Liabilities
Collateral received	2,189	1,862
Deposits and other borrowings	547,101	516,391
Other financial liabilities	17,473	22,092
Derivative financial instruments	9,804	12,805
Debt issues	35,084	40,886
Due to subsidiaries	25,053	20,551
Liabilities held for sale	10
All other liabilities	2,897	3,770
Total liabilities excluding loan capital	639,611	618,357
Loan capital	3,070	1,323
Total liabilities	642,681	619,680
Net assets/(net liabilities)	(466,347)	(454,170)
Parent Entity | Over 1 year
Assets
Trading securities and financial assets measured at FVIS	6,926	7,480
Derivative financial instruments	9,582	9,445
Investment securities	71,186	80,706
Loans (net of provisions)	554,688	537,371
Due from subsidiaries	164,718	170,559
Investment in subsidiaries	6,287	6,475
Investments in associates	34	57
All other assets	12,934	15,199
Total assets	826,355	827,292
Liabilities
Deposits and other borrowings	3,086	5,222
Other financial liabilities	29,790	18,064
Derivative financial instruments	8,085	9,974
Debt issues	73,126	86,780
Due to subsidiaries	153,763	165,712
All other liabilities	3,362	4,996
Total liabilities excluding loan capital	271,212	290,748
Loan capital	25,997	22,626
Total liabilities	297,209	313,374
Net assets/(net liabilities)	$ 529,146	$ 513,918